Financial Instruments (Schedule of Information Regarding CPI and Significant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
1 NIS [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change		10.90%	1.50%	(0.30%)
Closing CPI		0.2884	0.2601	0.2563
1 Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change		13.90%	(3.40%)	(10.40%)
Closing CPI		1.1978	1.0517	1.0884
CPI in points [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change	[1]	0.40%	(0.20%)	(1.00%)
Closing CPI	[1]	113.05	112.60	112.82

[1]	According to an average basis of 2008 =100.